FAIR VALUE MEASUREMENTS - Transfers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets, Level 1 to Level 2 transfers	¥ 0	¥ 0
Assets, Level 2 to Level 1 transfers	0	0
Liabilities, Level 1 to Level 2 transfers	0	0
Liabilities, Level 2 to Level 1 transfers	0	¥ 0
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2019	30,000
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases	30,000
Balance at December 31, 2019	¥ 30,000